Bank Borrowings - Summary of Debt Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Debt [Line Items]
2013	$ 1,666
2014	1,667
2015
2016
2017
Thereafter
Total Bank Borrowings	$ 3,333